CORPORATE ADMINISTRATIVE COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CORPORATE ADMINISTRATIVE COSTS
Salaries and benefits	$ 6,026	$ 9,710
Share-based compensation	4,140	4,846
Office	1,580	1,020
Investor relations	1,318	1,064
Professional fees	1,085	801
Insurance	774	507
Listing and filing fees	390	381
Travel and accommodation	349	347
Depreciation	126	140
Corporate administrative costs	$ 15,788	$ 18,816